The Tocqueville Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Capital Goods - 21.9%
AeroVironment, Inc. (a)	30,000	$8,029,200
Builders FirstSource, Inc. (a)	20,000	2,542,600
Caterpillar, Inc.	25,000	10,950,500
Crane Co.	50,000	9,788,500
Deere & Co.	20,000	10,487,400
Illinois Tool Works, Inc.	25,000	6,399,250
Mayville Engineering Co., Inc. (a)	500,000	8,385,000
Parker-Hannifin Corp.	15,000	10,978,500
Rocket Lab Corp. (a)	675,000	30,996,000
Vertiv Holdings Co. - Class A	75,000	10,920,000
		109,476,950

Commercial & Professional Services - 5.4%
ABM Industries, Inc.	120,000	5,535,600
Automatic Data Processing, Inc.	40,000	12,380,000
Republic Services, Inc.	40,000	9,226,000
		27,141,600

Consumer Discretionary Distribution & Retail - 4.3%
Amazon.com, Inc. (a)	70,000	16,387,700
Genuine Parts Co.	40,000	5,155,200
		21,542,900

Consumer Services - 1.5%
McDonald's Corp.	25,000	7,501,750
Restaurant Brands International LP	37	2,544
		7,504,294

Consumer Staples Distribution & Retail - 2.0%
Walmart, Inc.	100,000	9,798,000

Energy - 6.6%
Cameco Corp.	75,000	5,619,750
Chevron Corp.	40,000	6,065,600
Diamondback Energy, Inc.	50,000	7,433,000
Occidental Petroleum Corp.	150,000	6,591,000
Texas Pacific Land Corp.	7,500	7,260,975
		32,970,325

Financial Services - 3.4%
Apollo Global Management, Inc.	50,000	7,266,000
Fiserv, Inc. (a)	15,000	2,084,100
Goldman Sachs Group, Inc.	5,000	3,617,950
Intercontinental Exchange, Inc.	22,500	4,158,675
		17,126,725

Food, Beverage & Tobacco - 1.3%
Coca-Cola Co.	100,000	6,789,000

Health Care Equipment & Services - 2.6%
Abbott Laboratories	50,000	6,309,500
Cooper Cos., Inc. (a)	50,000	3,534,500
Schrodinger, Inc. (a)	150,000	3,049,500
		12,893,500

Household & Personal Products - 2.8%
Colgate-Palmolive Co.	75,000	6,288,750
Procter & Gamble Co.	50,000	7,523,500
		13,812,250

Insurance - 1.0%
Aflac, Inc.	50,000	4,968,000

Materials - 9.8%
Air Products and Chemicals, Inc.	20,000	5,757,600
Freeport-McMoRan, Inc.	125,000	5,030,000
Newmont Mining Corp.	200,000	12,420,000
Nutrien Ltd.	100,000	5,932,000
Vulcan Materials Co.	40,000	10,986,800
Wheaton Precious Metals Corp.	100,000	9,151,000
		49,277,400

Media & Entertainment - 3.8%
Alphabet, Inc. - Class A	100,000	19,190,000

Pharmaceuticals, Biotechnology & Life Sciences - 2.8%
AbbVie, Inc.	20,000	3,780,400
Merck & Co., Inc.	100,000	7,812,000
Pfizer, Inc.	100,000	2,329,000
		13,921,400

Semiconductors & Semiconductor Equipment - 12.4%
Applied Materials, Inc.	70,000	12,604,200
Marvell Technology, Inc.	150,000	12,055,500
NVIDIA Corp.	150,000	26,680,500
QUALCOMM, Inc.	75,000	11,007,000
		62,347,200

Software & Services - 10.6%
Adobe, Inc. (a)	15,000	5,365,350
Microsoft Corp.	40,000	21,340,000
ServiceNow, Inc. (a)	15,000	14,146,800
Shopify, Inc. - Class A (a)	100,000	12,221,000
		53,073,150

Technology Hardware & Equipment - 2.5%
Apple, Inc.	40,000	8,302,800
Crane NXT Co.	75,000	4,450,500
		12,753,300

Telecommunication Services - 0.8%
Verizon Communications, Inc.	100,000	4,276,000

Utilities - 2.5%
NextEra Energy, Inc.	175,000	12,435,500
TOTAL COMMON STOCKS (Cost $192,406,051)		491,297,494

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.0%	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 1.0%
Weyerhaeuser Co.	200,000	5,010,000
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $4,077,818)		5,010,000

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.22%(b)	4,790,583	4,790,583
TOTAL MONEY MARKET FUNDS (Cost $4,790,583)		4,790,583

TOTAL INVESTMENTS - 100.0% (Cost $201,274,452)		501,098,077
Liabilities in Excess of Other Assets - (0.0)% (c)		(204,523)
TOTAL NET ASSETS - 100.0%		$500,893,554
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(c)	Represents less than 0.05% of net assets.

The Tocqueville Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	491,294,950	2,544	–	491,297,494
Real Estate Investment Trusts - Common	5,010,000	–	–	5,010,000
Money Market Funds	4,790,583	–	–	4,790,583
Total Investments	501,095,533	2,544	–	501,098,077

Refer to the Schedule of Investments for further disaggregation of investment categories.